Fair Value, Assets and Liabilities, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and due from banks	$ 33,026	$ 34,596
Federal funds sold and securities purchased under resale agreements	80,456	68,036
Held-to-maturity debt securities	262,708	297,059
Loans held for sale	4,936	7,104
Financial liabilities
Deposits	1,358,173	1,383,985
Short-term borrowings	89,559	51,145
Long-term debt	207,588	174,870
Carrying value [Member]
Financial assets
Cash and due from banks	33,026	34,596
Interest-earning deposits with banks	204,193	124,561
Federal funds sold and securities purchased under resale agreements	80,456	68,036
Held-to-maturity debt securities	262,708	297,059
Loans held for sale	2,044	2,884
Loans, net	905,764	928,049
Nonmarketable equity securities	5,276	4,900
Total financial assets	1,493,467	1,460,085
Financial liabilities
Deposits	190,970	66,887
Short-term borrowings	89,340	50,964
Long-term debt	205,261	173,502
Total financial liabilities	485,571	291,353
Fair Value Disclosures, Textual [Abstract]
Lease financing, net	16,200	14,700
Deposit liabilities with no defined or contractual maturity	1,200,000	1,300,000
Finance lease obligations	19	22
Estimated fair value [Member]
Financial assets
Cash and due from banks	33,026	34,596
Interest-earning deposits with banks	204,193	124,561
Federal funds sold and securities purchased under resale agreements	80,456	68,036
Held-to-maturity debt securities	227,316	255,521
Loans held for sale	2,085	2,927
Loans, net	870,485	894,363
Nonmarketable equity securities	5,344	4,961
Total financial assets	1,422,905	1,384,965
Financial liabilities
Deposits	190,110	65,464
Short-term borrowings	89,340	50,970
Long-term debt	207,733	173,782
Total financial liabilities	487,183	290,216
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	575	737
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	33,026	34,596
Interest-earning deposits with banks	203,960	124,338
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	2,288	14,285
Loans held for sale	0	0
Loans, net	0	0
Nonmarketable equity securities	0	0
Total financial assets	239,274	173,219
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	233	223
Federal funds sold and securities purchased under resale agreements	80,456	68,036
Held-to-maturity debt securities	222,209	238,552
Loans held for sale	848	2,208
Loans, net	52,127	57,532
Nonmarketable equity securities	0	0
Total financial assets	355,873	366,551
Financial liabilities
Deposits	127,738	46,745
Short-term borrowings	89,340	50,970
Long-term debt	205,705	172,783
Total financial liabilities	422,783	270,498
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	2,819	2,684
Loans held for sale	1,237	719
Loans, net	818,358	836,831
Nonmarketable equity securities	5,344	4,961
Total financial assets	827,758	845,195
Financial liabilities
Deposits	62,372	18,719
Short-term borrowings	0	0
Long-term debt	2,028	999
Total financial liabilities	$ 64,400	$ 19,718